Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	2013	2012

2023 Notes...........................................................................................	$ 468,470	$-
2016 Notes...........................................................................................	287,547	331,859
2019 Notes...........................................................................................	-	306,798
Capital lease obligations.......................................................................	7,563	9,121
Other long-term borrowings...................................................................	12,318	3,824
Total.......................................................................................................	775,898	651,602
Current portion of long-term debt...........................................................	4,727	1,634
Long-term debt, excluding current portion...............................................	$771,171	$649,968

Schedule Of Future Payments Related To Long-Term Debt

	Principal	Interest	Total
2014.................................................................	$4,721	$62,570	$67,291
2015.................................................................	7,452	61,970	69,422
2016.................................................................	289,277	61,213	350,490
2017.................................................................	442	31,666	32,108
2018.................................................................	433	31,641	32,074
Thereafter.......................................................	477,084	158,116	635,200
Total payments.................................................	779,409	407,176	1,186,585
Interest...........................................................	-	(407,176)	(407,176)
Discount on 2023 Notes.........................................	(8,620)	-	(8,620)
Premium on 2023 Notes...........................................	3,323	-	3,323
Premium on 2016 Notes...........................................	1,786	-	1,786
Long-term debt...................................................	$775,898	$-	$775,898